Partners Capital Investment in and Notes Receivable from Aimco (Details) (USD $)	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2001
Related Party Transaction [Line Items]
Face value of notes receivable from Aimco	$ 5,000,000		$ 6,700,000
Special distribution on common partnership units	104,006,000		57,583,000		35,080,000
Special distribution on common partnership units, per share	$ 0.76	[1]	$ 0.48	[1]	$ 0.30	[1]
AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Investment in Aimco Common Stock, shares							559,881	384,740
Increase in Investment in Aimco Common Stock, stock dividends							175,141
Special distribution on common partnership units, per share	$ 0.76		$ 0.63		$ 0.30
Aimco [Member] | AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Note receivable from Aimco, stated interest rate percentage					5.70%
Face value of notes receivable from Aimco					10,100,000
Repayment of notes receivable from Aimco			18,500,000
Special Distribution to Common Partnership Units [Member] | AIMCO PROPERTIES, L.P
Related Party Transaction [Line Items]
Special distribution on common partnership units			$ 19,700,000
Special distribution on common partnership units, per share			$ 0.15

[1]	We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.